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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Salzman & Co., Inc.
Address: 411 West Putnam Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen B. Salzman
Title: CEO/President
Phone: 203-302-2701

Signature, Place, and Date of Signing:


/s/ Stephen B. Salzman              Greenwich, CT      April 30, 2010

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          11
Form 13F Information Table Value Total:    $113,774
                                         (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

           COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- -------- --------- -------- -------------------- ---------- -------- ------------------
            NAME OF           TITLE OF             VALUE   SHARES / SH / PUT / INVESTMENT   OTHER   VOTING AUTHORITY
            ISSUER              CLASS    CUSIP   (x$1000)  PRN AMT  PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------- -------- --------- -------- --------- ---- ----- ---------- -------- ------ ------ ----
APOLLO GROUP INC.             COM      037604105    12675    206796 SH         SOLE                206796
AUTOMATIC DATA PROCESSING INC COM      053015103     4840    108830 SH         SOLE                108830
BANK OF AMERICA CORPORATION   COM      060505104    12815    717937 SH         SOLE                717937
HERTZ GLOBAL HOLDINGS INC     COM      42805T105     8312    831986 SH         SOLE                831986
LOCKHEED MARTIN CORP          COM      539830109     7187     86361 SH         SOLE                 86361
OWENS ILL INC                 COM      690768403    15090    424600 SH         SOLE                424600
PACTIV CORP                   COM      695257105    18391    730400 SH         SOLE                730400
PAYCHEX INC                   COM      704326107     7711    251022 SH         SOLE                251022
PROCTOR & GAMBLE CO           COM      742718109     6858    108400 SH         SOLE                108400
SCHWAB CHARLES CORP NEW       COM      808513105     9297    497435 SH         SOLE                497435
WELLS FARGO & CO NEW          COM      949746101    10598    340547 SH         SOLE                340547